UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10569
Legacy Funds Group

(Exact name of registrant as specified in charter)

First Financial Capital Advisors LLC, 300 High Street, Hamilton, Ohio	45012

(Address of principal executive offices)	(Zip code)
BISYS Fund Services, 3435 Stelzer Rd., Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (888) 494-8510
Date of fiscal year end: 4/30/07
Date of reporting period: 7/31/06
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Legacy Funds Group
Multi-Cap Core Equity Fund
Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

	Shares	Value
Common Stocks (94.7%)
Consumer Discretionary (10.8%)
Abercrombie & Fitch Co.	25,000	$1,324,000
Avery Dennison Corp.	81,350	4,769,551
Black & Decker Corp.	90,000	6,345,900
Dollar General Corp.	105,000	1,409,100
Liz Claiborne, Inc.	134,000	4,736,900
Mohawk Industries, Inc. (b)	19,000	1,311,380
Omnicom Group, Inc.	130,000	11,506,300

		31,403,131

Consumer Staples (8.2%)
Colgate-Palmolive Co.	92,000	5,457,440
Kimberly-Clark Corp.	88,000	5,372,400
PepsiCo, Inc.	118,900	7,535,882
Procter & Gamble Co.	94,400	5,305,280

		23,671,002

Energy (13.1%)
BJ Services Co.	35,000	1,269,450
BP PLC — ADR	55,353	4,014,200
ConocoPhillips	170,000	11,668,800
Devon Energy Corp.	129,000	8,338,560
GlobalSantaFe Corp.	145,000	7,964,850
Royal Dutch Shell PLC — ADR	66,000	4,672,800

		37,928,660

Financial (17.8%)
Bank of New York Co., Inc.	194,000	6,520,340
Capital One Financial Corp.	100,000	7,735,000
Cincinnati Financial Corp.	68,250	3,218,670
Citigroup, Inc.	24,000	1,159,440
Fifth Third Bancorp	51,000	1,945,140
Freddie Mac	25,000	1,446,500
JP Morgan Chase & Co.	216,000	9,853,920
MGIC Investment Corp.	60,000	3,414,600
Morgan Stanley	207,000	13,765,499
National City Corp.	65,700	2,365,200

		51,424,309

Health Care (13.3%)
Biomet, Inc.	95,000	3,129,300
Cardinal Health, Inc.	60,000	4,020,000
Health Management Associates, Inc., Class A	155,900	3,169,447
Medtronic, Inc.	149,200	7,537,584
Pfizer, Inc.	250,000	6,497,500
Schering-Plough Corp.	130,000	2,657,200
Waters Corp. (b)	127,000	5,166,360
Wellpoint Health Networks, Inc. (b)	86,000	6,407,000

		38,584,391

	Shares	Value
Industrials (9.0%)
Equifax, Inc.	240,000	7,747,200
Honeywell International, Inc.	210,000	8,127,000
Ingersoll Rand Co., Class A	146,000	5,226,800
Jacobs Engineering Group, Inc. (b)	60,000	4,979,400

		26,080,400

Information Technology (12.4%)
CDW Corp.	38,000	2,245,040
Cisco Systems, Inc. (b)	419,000	7,479,150
Dell, Inc. (b)	30,000	650,400
EMC Corp. (b)	95,000	964,250
FactSet Research Systems, Inc.	65,000	2,853,500
First Data Corp.	83,000	3,390,550
FISERV, Inc. (b)	33,000	1,440,780
Intel Corp.	134,400	2,419,200
Lexmark International, Inc. (b)	52,000	2,810,600
Mantech International Corp. (b)	80,000	2,255,200
Microsoft Corp.	122,000	2,931,660
NVIDIA Corp. (b)	140,000	3,098,200
Oracle Corp. (b)	230,000	3,443,100

		35,981,630

International (5.8%)
Australia & New Zealand Banking Group Ltd. — Sponsored ADR	5,070	489,255
Banco Bilbao Vizcaya Argentina S. A. — Sponsored ADR	15,356	327,543
Bayer AG — Sponsored ADR	12,495	615,129
GlaxoSmithKline PLC — ADR	39,000	2,157,870
Groupe Danone — ADR	31,300	860,750
iShares MSCI EAFE Index Fund	140,300	9,248,576
Matsushita Electric Industrial Co. Ltd.— Sponsored ADR	103,500	2,146,590
Roche Holdings Ltd.— Sponsored ADR	7,250	644,719
SanPaolo IMI S.p.A. — Sponsored ADR	9,510	339,032

		16,829,464

Materials (1.5%)
The Valspar Corp.	171,300	4,219,119

Telecom Services (2.4%)
AT&T, Inc.	171,000	5,128,290
Verizon Communications, Inc.	50,000	1,691,000

		6,819,290

Utilities (0.4%)
American Electric Power Co., Inc.	29,000	1,047,480

Total Common Stocks		273,988,876

Mutual Fund (3.1%)
iShares Russell 2000 Index Fund	67,600	4,710,368
iShares S&P SmallCap 600 Index Fund	72,000	4,305,600

Total Mutual Fund		9,015,968

	Shares	Value
Investment Companies (1.5%)
Legacy Federal Money Fund (a)	2,539,508	2,539,509
Munder Institutional Money Market Fund (a)	1,808,743	1,808,743

Total Investment Companies		4,348,252

U.S. Treasury Obligations (0.3%)
4.73%, 8/17/06	1,000,000	997,849

Total U.S. Treasury Obligations		997,849

Total Investments (Cost $199,172,686) (c) — 99.6%		288,350,945
Other assets in excess of liabilities — 0.4%		1,139,568

NET ASSETS — 100.0%		$289,490,513

(a)	Affiliate

(b)	Represents non-income producing securities.

(c)	Represents cost for financial reporting purposes and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$92,870,306
Unrealized depreciation	(3,692,047)

Net unrealized appreciation	$89,178,259

ADR — American Depository Receipt
PLC — Public Liability Company
See notes to schedule of portfolio investments.

Legacy Funds Group
Core Bond Fund
Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

	Shares	Value
Corporate Bonds (49.2%)
Aerospace/Defense (0.7%)
General Dynamics Corp., 4.50%, 8/15/10	1,000,000	$967,399

Banking, Finance & Insurance (26.6%)
American International Group, Inc., 4.25%, 5/15/13	1,000,000	920,180
Bank of America Corp., 4.75%, 8/15/13	1,500,000	1,421,079
Bank of New York Co., Inc., 3.63%, 1/15/09	2,000,000	1,916,580
Bank One Corp., 6.00%, 2/17/09	1,000,000	1,011,954
BankAmerica Corp., 7.13%, 3/1/09	1,000,000	1,038,582
Capital One Bank, 4.25%, 12/1/08	500,000	486,410
Caterpillar Finance, 3.45%, 1/15/09	1,000,000	956,090
Caterpillar Financial Services Corp., 3.63%, 11/15/07	1,000,000	976,450
Caterpillar Financial Services Corp., 4.30%, 6/1/10	1,000,000	959,122
CitiGroup, Inc., 5.50%, 8/9/06	1,000,000	1,000,010
CitiGroup, Inc., 3.88%, 11/3/08	2,000,000	1,932,193
CitiGroup, Inc., 3.63%, 2/9/09	1,000,000	958,448
CitiGroup, Inc., 4.75%, 12/15/10	1,000,000	967,831
Credit Suisse USA, Inc., 5.88%, 8/1/06	1,819,000	1,819,000
Fifth Third Bank, 2.70%, 1/30/07	1,000,000	986,826
Fifth Third Bank, 3.38%, 8/15/08	2,000,000	1,922,132
General Electric Capital Corp., 2.88%, 9/15/06	500,000	498,411
General Electric Capital Corp., 4.63%, 9/15/09	1,000,000	978,473
General Electric Capital Corp., 5.88%, 2/15/12	2,000,000	2,028,921
General Electric Capital Corp., 4.00%, 12/15/13	500,000	443,220
Goldman Sachs Group, Inc., 4.13%, 1/15/08	1,000,000	981,926
Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,000,000	1,991,339
Goldman Sachs Group, Inc., 4.75%, 7/15/13	1,000,000	939,634
Huntington National Bank, 4.90%, 1/15/14	1,000,000	938,750
International Lease Finance Corp., 4.50%, 5/1/08	1,000,000	982,538

	Shares	Value
John Deere Capital Corp., 3.75%, 1/13/09	1,000,000	961,816
JP Morgan Chase & Co., 5.25%, 5/30/07	1,000,000	996,816
Morgan Stanley, 5.30%, 3/1/13	500,000	488,388
Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,150,000	1,202,269
Nuveen Investments, 5.00%, 9/15/10	500,000	484,595
SLM Corp., 4.00%, 1/15/09	1,000,000	966,216
SLM Corp., 4.50%, 7/26/10	500,000	480,639
Textron Financial Corp., 5.13%, 2/3/11	1,000,000	982,464
Washington Mutual, Inc., 5.00%, 3/22/12	1,000,000	960,375
Wells Fargo Co., 3.50%, 4/4/08	1,000,000	968,544

		37,548,221

Building — Residential & Commercial (0.7%)
Centex Corp., 4.88%, 8/15/08	1,000,000	980,450

Computer Peripherals (0.7%)
Cisco Systems, Inc., 5.25%, 2/22/11	1,000,000	988,831

Energy (0.7%)
DTE Energy Co., 6.35%, 6/1/16	500,000	503,612
Tennessee Valley Authority, 5.38%, 11/13/08	500,000	501,315

		1,004,927

Food & Beverages (1.3%)
McDonald’s Corp., 5.95%, 1/15/08	909,000	914,185
Pepsico, Inc., 3.20%, 5/15/07	1,000,000	982,201

		1,896,386

Health Care (0.7%)
Humana, Inc., 6.45%, 6/1/16	1,000,000	1,004,939

Industrial Goods & Services (2.3%)
Alcan, Inc., 5.20%, 1/15/14	100,000	95,581
Boeing Co., 8.10%, 11/15/06	1,160,000	1,167,735
Cargill, Inc., 6.60%, 7/30/07	500,000	502,272
Cytec Industries, Inc., 5.50%, 10/1/10	1,000,000	979,583
Weyerhaeuser Co., 6.75%, 3/15/12	500,000	515,664

		3,260,835

Medical Instruments (0.3%)
Medtronic, Inc., 4.38%, 9/15/10	500,000	480,212

Multimedia (0.4%)
Walt Disney Co., 5.80%, 10/27/08	500,000	502,218

Paper and Related Products (0.7%)
Kimberly — Clark Corp., 4.88%, 8/15/15	1,000,000	948,445

Personal Care (2.7%)
Avon Products, Inc., 6.55%, 8/1/07	500,000	502,099
Clorox Co., 4.20%, 1/15/10	1,000,000	957,626
Procter & Gamble Co., 3.50%, 12/15/08	1,000,000	959,499
Procter & Gamble Co., 6.88%, 9/15/09	464,000	483,925

	Shares	Value
Procter & Gamble Co., 4.95%, 8/15/14	1,000,000	960,860

		3,864,009

Pharmaceuticals (2.7%)
Abbott Laboratories, 4.35%, 3/15/14	500,000	460,085
American Home Products, 6.95%, 3/15/11	2,000,000	2,104,197
GlaxoSmithKline Capital, 2.38%, 4/16/07	250,000	244,351
Wyeth, 5.50%, 2/1/14	1,000,000	979,862

		3,788,495

Pipelines (0.7%)
Kinder Morgan Finance, 5.35%, 1/5/11	1,000,000	934,612

Radio Broadcasting (0.2%)
Clear Channel Communications, Inc., 4.25%, 5/15/09	250,000	238,832

Retail (3.7%)
Target Corp., 5.40%, 10/1/08	2,000,000	2,001,327
Wal-Mart Stores, Inc., 4.13%, 7/1/10	900,000	860,140
Wal-Mart Stores, Inc., 4.13%, 2/15/11	1,000,000	948,680
Wal-Mart Stores, Inc., 4.50%, 7/1/15	1,500,000	1,380,036

		5,190,183

Software (0.7%)
Oracle Corp., 5.00%, 1/15/11	1,000,000	973,941

Telecommunications (3.4%)
Bellsouth Telecommunications, 5.00%, 10/15/06	909,000	908,086
Comcast Corp., 5.30%, 1/15/14	1,000,000	950,398
GTE California, Inc., 6.70%, 9/1/09	1,000,000	1,021,112
New York Telephone Co., 6.00%, 4/15/08	500,000	501,570
SBC Communications, Inc., 4.13%, 9/15/09	500,000	479,094
SBC Communications, Inc., 5.10%, 9/15/14	1,000,000	938,545

		4,798,805

Total Corporate Bonds		69,371,740

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (11.4%)
Fannie Mae (1.5%)
5.00%, 2/25/32	2,191,000	2,117,489

Freddie Mac (9.9%)
5.75%, 12/15/18	2,871,728	2,858,680
5.00%, 9/15/24	3,023,509	2,996,919
4.50%, 2/15/26	2,000,000	1,946,545
5.00%, 10/15/28	3,000,000	2,903,710
5.00%, 10/15/30	3,300,490	3,229,200

	Shares	Value
		13,935,054

Total U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS		16,052,543

U.S. Treasury Obligations (13.4%)
4.75%, 5/15/14	6,000,000	5,920,314
4.25%, 11/15/14	2,000,000	1,903,828
4.25%, 8/15/15	2,000,000	1,895,312
5.13%, 5/15/16	9,000,000	9,093,519

Total U.S. Treasury Obligations		18,812,973

U.S. Government Agency Securities (24.4%)
Fannie Mae (8.9%)
5.25%, 1/15/09	4,000,000	4,001,572
5.25%, 8/1/12	3,000,000	2,960,598
4.63%, 5/1/13	3,500,000	3,321,871
5.00%, 10/25/16	2,317,500	2,263,229

		12,547,270

Federal Home Loan Bank (12.4%)
6.75%, 8/15/07	4,000,000	4,054,352
5.88%, 11/15/07	2,635,000	2,651,790
5.80%, 9/2/08	1,000,000	1,008,397
5.87%, 9/2/08	600,000	607,213
5.89%, 3/30/09	1,000,000	1,015,589
4.25%, 11/13/09	3,000,000	2,914,287
3.50%, 7/29/11	1,000,000	987,862
4.88%, 11/15/11	4,320,000	4,237,319

		17,476,809

Freddie Mac (3.1%)
7.10%, 4/10/07	1,000,000	1,010,893
5.50%, 9/15/11	2,318,000	2,340,216
4.50%, 9/19/13	1,000,000	998,568

		4,349,677

Total U.S. Government Agency Securities		34,373,756

Investment Companies (0.7%)
Legacy Federal Money Fund (a)	635,056	635,056
Munder Institutional Money Market Fund (a)	285,498	285,498

Total Investment Companies		920,554

Total Investments (Cost $143,110,739) (b) - 99.1%		139,531,566
Other assets in excess of liabilities - 0.9%		1,217,276

NET ASSETS - 100.0%		$140,748,842

(a)	Affiliate

(b)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $18,868 and by the amount of amortization/accretion recognized for financial reporting purposes of $1,875,979. Cost for federal income tax differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$90,203
Unrealized depreciation	(5,564,223)

Net unrealized depreciation	$(5,474,020)

See notes to schedule of portfolio investments.

Legacy Funds Group
Federal Money Fund
Schedule of Portfolio Investments
July 31, 2006
(Unaudited)

	Shares	Value
U.S. Government Agency Securities (63.6%)
Federal Farm Credit Bank (26.5%)
5.16%, 8/4/06 **	2,000,000	$1,999,140
4.43%, 8/11/06 **	1,000,000	998,769
5.14%, 8/16/06 **	1,000,000	997,858
5.16%, 8/18/06 **	1,000,000	997,563
5.16%, 8/21/06 **	2,000,000	1,994,267
5.17%, 8/28/06 **	2,000,000	1,992,245
5.17%, 9/15/06 **	2,000,000	1,987,075
5.02%, 10/18/06 **	795,000	786,353
4.86%, 11/7/06 **	1,000,000	986,770
4.98%, 11/20/06 **	1,000,000	984,645
5.02%, 11/21/06 **	1,000,000	984,370
4.97%, 12/22/06 **	1,500,000	1,470,371
5.29%, 12/28/06 **	2,000,000	1,956,211
5.03%, 1/30/07 **	750,000	730,928
5.09%, 2/28/07 **	750,000	727,603

		19,594,168

Federal Home Loan Bank (37.1%)
4.93%, 8/2/06 **	1,000,000	999,863
4.93%, 8/4/06 **	1,000,000	999,589
4.94%, 8/9/06 **	2,000,000	1,997,804
4.93%, 8/16/06 **	1,000,000	997,946
4.84%, 8/18/06 **	1,500,000	1,496,571
5.18%, 8/23/06 **	2,500,000	2,492,083
5.01%, 8/25/06 **	1,000,000	996,657
5.07%, 8/30/06 **	1,000,000	995,916
5.08%, 9/6/06 **	1,000,000	994,920
5.21%, 9/8/06 **	2,000,000	1,989,001
5.20%, 9/13/06 **	2,000,000	1,987,578
5.19%, 9/15/06 **	2,000,000	1,987,025
5.28%, 9/27/06 **	2,000,000	1,983,280
5.25%, 10/11/06 **	2,000,000	1,979,292
5.25%, 10/13/06 **	1,000,000	989,354
5.26%, 10/25/06 **	4,000,000	3,950,369
2.63%, 2/16/07 **	750,000	739,473

		27,576,721

Total U.S. Government Agency Securities		47,170,889

Master Demand Notes (31.9%)
Federal Home Loan Bank (31.9%)
5.15%, 11/12/06 *	23,600,000	23,600,000

Total Master Demand Notes		23,600,000

Investment Companies (4.2%)
Goldman Sachs Financial Square Federal Fund, 4.92% *	3,102,466	3,102,466

	Shares	Value
Total Investment Companies		3,102,466

Total Investments (Cost $73,873,355) (a) - 99.7%		73,873,355
Other assets in excess of liabilities - 0.3%		205,944

NET ASSETS - 100.0%		$74,079,299

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on July 31, 2006.

**	Discount Note securities. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.
See notes to schedule of portfolio investments.

LEGACY FUNDS GROUP
Notes to Schedules of Portfolio Investments
July 31, 2006
(Unaudited)
1.	Organization:

The Legacy Funds Group (the “Trust”) was organized as a Massachusetts business trust on January 31, 2002, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a “Fund” and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Fund represents identical interests in the Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation:
Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

The Multi-Cap Core Equity Fund’s and The Core Bond Fund’s investments (other than short-term debt obligations) are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occuring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its NAV), the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received

LEGACY FUNDS GROUP
Notes to Schedules of Portfolio Investments, Continued
July 31, 2006
(Unaudited)
from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.
Security Transactions and Related Income:
Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Securities Purchased on a When-Issued Basis and Delayed Delivery Basis:
Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund’s segregates cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of July 31, 2006.
Repurchase Agreements:
Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Reserve/Treasury book-entry system. All repurchase agreements are collateralized by U.S. Treasury or U.S. Government securities.
Variable and Floating Rate Demand and Master Demand Notes:
The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Legacy Funds Group

By (Signature and Title)	/s/ Trent Statczar

Trent Statczar, Treasurer
Date September 20, 2006
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar

Trent Statczar, Treasurer
Date September 20, 2006

By (Signature and Title)	/s/ Mark W. Immelt

Mark W. Immelt, President
Date September 25, 2006